Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

The components of income before income tax are as follows:

Year ended December 31,	2015	2016	2017
PRC, excluding Hong Kong	$(577)	$(2,106)	$(6,759)
Hong Kong and other jurisdictions	(12,581)	(7,428)	10,703
	$(13,158)	$(9,534)	$3,944

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2016 and 2017 are attributable to the following:

December 31,	2016	2017
Net operating losses	$4,678	$5,779
Property, plant and equipment	637	1,279
Total deferred tax assets	5,315	7,058
Less: valuation allowance	(5,315)	(7,058)
Deferred tax assets	—	—
Net deferred tax assets	$—	$—

Movement of Deferred Tax Assets Valuation Allowance

Movement of valuation allowance:

December 31,	2015	2016	2017
At beginning of the year	$10,125	$6,732	$5,315
Current year (deduction) addition	(3,393)	(1,417)	1,743
At end of the year	$6,732	$5,315	$7,058

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Loss Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

Year ended December 31,	2015	2016	2017
(Loss) income before income taxes	$(13,158)	$(9,534)	$3,944
PRC tax rate	25%	25%	25%
Tax loss (income tax expense) at PRC tax rate on income before income tax	$3,289	$2,383	$(986)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(478)	(130)	(208)
Change in valuation allowance	3,393	1,417	(1,743)
Reversal of tax loss cannot be recoverable in future	—	(1,664)	(950)
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	(6,335)	(2,893)	3,118
Loss from discontinued operations and others	131	887	769
Income tax (expense) credit	$—	$—	$—